Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Of Commitments [Line Items]
Projected future payments to related party	$ 80,271
Projected future payments to others	6,858,331
Total projected future payments	6,938,602
0-1 year
Disclosure Of Commitments [Line Items]
Projected future payments to related party	17,050
Projected future payments to others	687,978
Total projected future payments	705,028
1-2 years
Disclosure Of Commitments [Line Items]
Projected future payments to related party	19,890
Projected future payments to others	714,809
Total projected future payments	734,699
2024
Disclosure Of Commitments [Line Items]
Projected future payments to related party	16,788
Projected future payments to others	955,034
Total projected future payments	971,822
2025
Disclosure Of Commitments [Line Items]
Projected future payments to related party	13,868
Projected future payments to others	587,456
Total projected future payments	601,324
More that 5 years
Disclosure Of Commitments [Line Items]
Projected future payments to related party	12,675
Projected future payments to others	3,913,054
Total projected future payments	$ 3,925,729